Prepaid Assets (Tables)	6 Months Ended
Sep. 30, 2023
Prepaid Assets [Abstract]
Schedule of Prepaid Assets	Prepaid assets consisted of the following as of September 30, 2023 and March 31, 2023:
	As of September 30,	As of March 31,
	2023	2023
Prepayments for advertising or marketing	$2,332,658	$2,138,273
Prepayment of celebrity endorsement fee	-	43,656
Prepaid assets from discontinued operations (Note 15)	-	(2,181,678)
Total	$2,332,658	$251